Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Reportable Segments and Corporate Assets

The Company’s reportable segments and corporate assets are summarized in the following tables:

	Thacker Pass $	Cauchari- Olaroz $	Pastos Grandes Basin $	Corporate $	Total $
As at December 31, 2023
Property, plant and equipment	-	-	8,372	873	9,245
Exploration and evaluation assets	-	-	343,078	14	343,092
Total assets	-	387,844	536,364	130,818	1,055,026
Total liabilities	-	-	(1,858)	(224,237)	(226,095)
For the twelve months ended December 31, 2023
Property, plant and equipment additions	-	-	4,789	559	5,348
Income from discontinued operations	1,256,294	-	-	14,494	1,270,788
Income/(loss) from continuing operations	-	16,211	(7,399)	8,769	17,581
Exploration expenditures	-	-	(20,623)	(591)	(21,214)

19.
SEGMENTED INFORMATION (continued)

	Thacker Pass $	Cauchari- Olaroz $	Millennial Projects $	Corporate $	Total $
As at December 31, 2022
Property, plant and equipment	3,936	-	4,251	839	9,026
Exploration and evaluation assets	9,677	-	338,968	-	348,645
Total assets	16,162	271,442	353,687	375,257	1,016,548
Total liabilities	(16,021)	-	(2,304)	(214,221)	(232,546)
For the twelve months ended December 31, 2022
Property, plant and equipment additions	1,836	-	234	119	2,189
Loss from discontinued operations	(47,236)	-	-	(13,805)	(61,041)
(Loss)/income from continuing operations	-	(44,736)	(4,179)	16,388	(32,527)
Exploration expenditures	-	-	-	(4,733)	(4,733)

Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment

The Company’s non-current assets are segmented geographically as follows:

	Canada $	United States $	Argentina $	Total $
Non-current assets (1)
As at December 31, 2023	571	-	411,347	411,918
As at December 31, 2022	791	12,963	402,700	416,454

[1] Non-current assets attributed to geographical locations exclude financial and other assets.